Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit	A reconciliation between taxes on income reflected on the Consolidated Statement of Profit/(Loss) and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Profit/(loss) before taxes	(96,994)	42,036	(93,335)
Expected taxes	29,475	(12,774)	27,160
Effects
Difference in tax rates	(4,670)	(4,868)	(3,274)
Non-deductible tax expenses	—	—	(52)
Permanent Differences	(6,304)	(1,123)	(10,881)
Utilization of previously unrecorded tax losses carried forward	—	7,067	—
Non-recognition of deferred taxes on tax losses and temporary differences	(18,501)	7,176	(12,953)

Taxes on income	—	(4,522)	—

Summary of Deferred Tax Assets
Deferred tax assets and deferred tax liabilities consist of the following:

	As of
	December 31, 2023		December 31, 2022
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Intangible assets	20,697	—	10,328	—
Right-of-use assets	—	(3,392)	—	(3,239)
Deferred revenue	—	(18,216)	—	(23,133)
Other assets	1,296	(160)	1,964	(947)
Lease liabilities	3,856	—	3,560	—
Deferred expenses	—	—	—	—
Recognition of tax losses carried forward	—	—	11,467	—
Total	25,849	(21,768)	27,319	(27,319)
Netting	(21,768)	21,768	(27,319)	27,319
Non-recognition of deferred tax assets on temporary differences	(4,081)	—	—	—

Net deferred tax assets/liabilities	—	—	—	—